Document And Entity Information - shares	3 Months Ended
	Jun. 30, 2018	Oct. 17, 2018
Document Information [Line Items]
Entity Registrant Name	GIGA TRONICS INC
Entity Central Index Key	0000719274
Trading Symbol	giga
Current Fiscal Year End Date	--03-31
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Common Stock, Shares Outstanding (in shares)		11,624,452
Document Type	S-1/A
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q1
Amendment Flag	true
Amendment Description	Giga-tronics Incorporated is filing this Amendment No. 1 (the “Amendment”) to its Registration Statement on Form S-1, File No. 333-227874 (the “Registration Statement”), for the sole purpose of filing as exhibits the XBRL documents that inadvertently were omitted from the Registration Statement that was filed on October 17, 2018. Accordingly, the preliminary prospectus included in this Amendment has not changed from that filed with the Registration Statement.